Property and Equipment	12 Months Ended
Jan. 31, 2023
Property, plant and equipment [abstract]
Property and Equipment [Text Block]

4. Property and Equipment

	Equipment	Total

Cost

Balance as at January 31, 2021	$13,368	$13,368
Additions	84,755	84,755
Balance as at January 31, 2022	$98,123	$98,123
Additions	94,827	94,827
Balance as at January 31, 2023	$192,950	$192,950

Accumulated Depreciation

Balance as at January 31, 2021	$5,180	$5,180
Depreciation	16,688	16,688
Balance as at January 31, 2022	$21,868	$21,868
Depreciation	36,535	36,535
Balance as at January 31, 2023	$58,403	$58,403

Net Carrying Amounts

As at January 31, 2023	$134,547	$134,547
As at January 31, 2022	$76,255	$76,255